Bank loans (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Bank loans

	As of March 31,
	2022	2021

Unsecured loan from China Construction Bank wholly repayable within 1 year	$257,997	$402,254
Unsecured loan from Bank of Beijing wholly repayable within 1 year	204,032	—
Total unsecured bank loan wholly repayable within 1 year	462,029	402,254

Secured loan from China Construction Bank wholly repayable more than 1 year	366,653	261,251
Total	$828,682	$663,505

	Years ended March 31,
	2021	2020

Unsecured loan from China Construction Bank wholly repayable within 1 year	$402,254	$460,030
Secured loan from China Construction Bank wholly repayable more than 1 year	261,251	—
Total	$663,505	$460,030